Parent company only condensed financial information - Condensed statements of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses:
Sales and marketing expenses	¥ (19,635)	$ (2,772)	¥ (27,154)	¥ (40,936)
General and administrative expenses	(22,667)	(3,200)	(50,298)	(88,111)
Research and development expenses	(123)	(17)	(15,960)	(22,714)
Total operating expenses	(56,219)	(7,937)	(93,412)	(154,857)
Other expense, net	(10,109)	(1,427)	411	7,340
Loss before income tax expense	(95,155)	(13,435)	(194,035)	(101,948)
Income tax expense	13,901	1,963	(2,522)	(6,872)
Net loss	(78,762)	(11,120)	(190,183)	(101,729)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	12,328		6,565	(10,702)
Total comprehensive loss	(66,434)	(9,379)	(183,618)	(112,522)
Parent Company | Reportable legal entity
Operating expenses:
Sales and marketing expenses	1,621	229		(354)
General and administrative expenses	(813)	(115)	(4,431)	(11,138)
Research and development expenses	2,375	335	(2,515)	(1,082)
Total operating expenses	3,183	449	(6,946)	(12,574)
Equity in loss of subsidiaries	(81,704)	(11,536)	(183,229)	(92,322)
Share of gain from equity method investments				3,331
Other expense, net	(241)	(33)	(8)	(39)
Loss before income tax expense	(78,762)	(11,120)	(190,183)	(101,604)
Income tax expense				(125)
Net loss	(78,762)	(11,120)	(190,183)	(101,729)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	12,328	1,741	6,565	(10,793)
Total other comprehensive income/(loss)	12,328	1,741	6,565	(10,793)
Total comprehensive loss	(66,434)	$ (9,379)	(183,618)	(112,522)
Foreign currency translation adjustments, tax	¥ 0		¥ 0	¥ 0